SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2025
EBP Plans
EBP, Accounting Policy [Line Items]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of Accounting
The financial statements of the Plans have been prepared on an accrual basis of accounting.
Investments held by a defined contribution plan are required to be reported at fair value, except for fully benefit-responsive investment contracts. Contract value is the relevant measure for the portion of the net assets available for benefits of defined contribution plans attributable to fully benefit-responsive investment contracts because contract value is the amount participants normally would receive if they were to initiate permitted transactions under the terms of the Plans.
Investments
The Plans' investment in the Master Trust is stated at fair value based on the fair value of the underlying investments of the Master Trust, except for the Synthetic Guaranteed Investment Contract ("Synthetic GIC"). The fully-benefit responsive Synthetic GIC is valued at contract value. Contract value represents contributions made to investment contracts, plus earnings, less participant withdrawals and administrative expenses.
The Master Trust's investments in registered investment companies, as well as common stock within the unitized stock fund, are valued at the closing price reported on the active market on which the individual securities are traded. The common/collective trust funds are valued at net asset value per share ("NAV") (or its equivalent) of the funds, which are based on the fair value of the funds' underlying net assets.
Notes Receivable from Participants
Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Delinquent notes receivable from participants are recorded as a distribution based upon the terms of the plan document.
Allocation of Master Trust Assets and Transactions
The investment income and expenses of the Master Trust are allocated to each Plan based on the relationship of each Plan's investment balances to the total Master Trust investment balances.
Payment of Benefits
Benefit payments are recorded when paid.
Administrative Expenses
The costs of administering the Plans are shared between the Company and the participants. A portion of administrative fees are charged to participants’ accounts (a monthly fee of 0.05 percent of the participant’s account balance up to a maximum of $5).
Use of Estimates
The preparation of financial statements, in accordance with accounting principles generally accepted in the United States of America ("GAAP"), requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, and changes therein, and disclosure of contingent assets and liabilities. Actual results could differ from those estimates.
Risks and Uncertainties
The Master Trust invests in various securities. Investment securities, including Cummins Inc. common stock, in general, are exposed to various risks, such as interest rate, credit, and overall market volatility. Due to the level of risk associated with certain investment securities, it is reasonably possible that changes in the values of investment securities will occur in the near term and such changes could materially affect the amounts reported in the financial statements.